Revenue (Tables)	12 Months Ended
Mar. 31, 2024
Revenue [Abstract]
Schedule of Revenue Disaggregated by Product Categories	The following table presents the Company’s revenue disaggregated by product categories for the years ended March 31, 2022, 2023 and 2024, respectively:
	For the years ended March 31,
	2022	2023	2024	2024
	S$	S$	S$	US$
Sales of products – at a point in time
Safety equipment	17,126,386	24,468,513	28,504,510	21,153,625
Auxiliary products	12,687,225	13,175,183	12,849,045	9,535,470
Total revenue	29,813,611	37,643,696	41,353,555	30,689,095